Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.01%	0.48%	1.46%	1.80%	0.25%